SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS - Disclosure of detailed information about Changes in non-cash working capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash Flow Statement Explanatory [Abstract]
Accounts receivable	$ (1,895)	$ 1,139
Prepaid expenses	(98)	(277)
Accounts payable and accrued liabilities	2,290	(4,403)
Advances from joint venture partners	(310)	460
Changes in non-cash working capital items	$ (13)	$ (3,081)